Intangible assets and goodwill - Business combination - Acquisition of game development studios (Details)		12 Months Ended
	Jan. 25, 2022 item	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 22, 2022
Acquisition of game development studios
Number of game development studios acquired | item	3
Unwinding of discount on the put option liability			$ 129,000	$ 129,000
Repurchase of shares under the put options and expiration of the put options		$ (60,008,000)	$ 3,964,000
Growth rate of revenues		3.00%
CGU Cubic Games Studio Ltd
Acquisition of game development studios
Recoverable amount of the CGU					$ 9,606,000
Cash Flow Projections Period					3 years
Discount rate (in percent)					17.30%
EV EBITDA Multiples		5.5	6.86
Impairment loss					$ 47,494,000
Impairment loss recognised in profit or loss, goodwill					46,947,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill					$ 547,000
MX Capital Ltd
Acquisition of game development studios
Percentage of voting interest acquired	48.80%
Castcrown Ltd
Acquisition of game development studios
Percentage of voting interest acquired	49.50%
Gracevale Ltd
Acquisition of game development studios
Percentage of voting interest acquired							100.00%
Expected value of the recognized tax risks		$ 363,000	$ 558,000			$ 1,662,000
Indirect taxes liability		$ 1,257,000	$ 1,011,000
Lightmap LLC
Acquisition of game development studios
Percentage of voting interest acquired	100.00%